Note 10 - Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended		Six months ended
	June 30,		June 30,
	2019	2020	2019	2020
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to BeyondSpring Inc.
—basic and diluted	$(7,352)	$(12,753)	$(14,645)	$(28,837)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	23,094,161	27,921,026	23,061,941	27,826,737

Net loss per share —basic and diluted	$(0.32)	$(0.46)	$(0.64)	$(1.04)